Building Held for Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Building Held for Sale [Abstract]
Agreement to sell operations center		$ 5.0
Carrying value of building to be used as operations center		$ 3.2
Recognized gain from the sale of the building	$ 1.6